Significant Related Party Transaction and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Significant Related Party Transaction and Balances [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	As of December 31,
	2023	2024
	HK$	HK$	US$

Amount due to ultimate beneficial shareholder	18,679,181	—	—

Schedule of Remuneration Key Management Personnel

The remuneration of key management personnel of the Group as follows:

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Salaries and related costs	1,350,000	1,490,000	1,495,255	192,496
Defined contribution plan	36,000	36,000	36,541	4,704
	1,386,000	1,526,000	1,531,796	197,200